Other income, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other income, net
Government grants	¥ 25,437	¥ 5,832	¥ 6,253
Others	(337)	(2,143)	72
Other income, net	¥ 25,100	¥ 3,689	¥ 6,325